INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets	$ 30,214,116	$ 41,014,992
Accumulated Amortization & Impairment	(17,899,488)	(15,557,353)
Intangible assets, net	12,314,628	25,457,639
Impairment of intangible assets	11,958,882	5,793,409
Fair value of intangible assets	$ 0
Minimum
Weighted average useful life, intangibles	1 year
Maximum
Weighted average useful life, intangibles	13 years
Patents
Intangible assets capitalized	$ 6,450,000	252,946
Impairment of intangible assets	$ 11,958,882	$ 5,793,409